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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
   Name:         Radcliffe Capital Management, L.P. (formerly R.G. Capital Management, L.P., file no. 28-10367)
                 ----------------------------------------------------------------------------------------------
   Address:      50 Monument Road, Suite 300
                 ----------------------------------------------------------------------------------------------
                 Bala Cynwyd, PA 19004
                 ----------------------------------------------------------------------------------------------
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Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Maria R. McGarry           Bala Cynwyd, PA     May 15, 2009
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: $235,338
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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13F REPORT: (3/31/08) RADCLIFFE CAPITAL MANAGEMENT LP

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                                                                                                             VOTING AUTHORITY
                               TITLE OF                Value x  Shares /          Put/ Investment Other  -----------------------
    NAME OF ISSUER             CLASS        CUSIP       1000    Prn Amt   SH/PRN Call  Discretion Managers  Sole    Shared  None
--------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc       CONVRT BOND    000886AB7  6,997  11,684,000  PRN        SOLE                 11,684,000   0     0
ADC Telecommunications Inc       CONVRT BOND    000886AE1  6,599  13,700,000  PRN        SOLE                 13,700,000   0     0
ADC Telecommunications Inc       CONVRT BOND    000886AF8  4,966  11,000,000  PRN        SOLE                 11,000,000   0     0
Advanced Micro Devices Inc       CONVRT BOND    007903AN7  9,458  21,000,000  PRN        SOLE                 21,000,000   0     0
Alcatel-Lucent                   CONVRT BOND    549463AG2 21,720  24,625,000  PRN        SOLE                 24,625,000   0     0
Arris Group Inc                  CONVRT BOND    04269QAC4  3,044   4,000,000  PRN        SOLE                  4,000,000   0     0
Bill Barrett Corp                CONVRT BOND    06846NAA2  5,975   7,500,000  PRN        SOLE                  7,500,000   0     0
Blackboard Inc                   CONVRT BOND    091935AA4  2,078   2,275,000  PRN        SOLE                  2,275,000   0     0
Borland Software Corp            CONVRT BOND    099849AB7  6,667  10,538,000  PRN        SOLE                 10,538,000   0     0
Cheniere Energy Inc              CONVRT BOND    16411RAE9  2,769  10,958,000  PRN        SOLE                 10,958,000   0     0
Ciena Corp                       CONVRT BOND    171779AB7  8,928  14,850,000  PRN        SOLE                 14,850,000   0     0
CompuCredit Corp                 CONVRT BOND    20478NAB6  1,332   5,195,000  PRN        SOLE                  5,195,000   0     0
Conexant Systems Inc             CONVRT BOND    207142AH3  3,637  16,500,000  PRN        SOLE                 16,500,000   0     0
Conmed Corp                      CONVRT BOND    207410AD3  7,315   9,195,000  PRN        SOLE                  9,195,000   0     0
Decode genetics Inc              CONVRT BOND    243586AD6     38   1,000,000  PRN        SOLE                  1,000,000   0     0
Diodes Inc                       CONVRT BOND    254543AA9  4,896   6,328,000  PRN        SOLE                  6,328,000   0     0
Dollar Financial Corp            CONVRT BOND    256664AB9  1,103   2,375,000  PRN        SOLE                  2,375,000   0     0
Evergreen Solar Inc              CONVRT BOND    30033RAC2  7,613  24,500,000  PRN        SOLE                 24,500,000   0     0
Exterran Holdings Inc            CONVRT BOND    410768AE5  3,808   5,500,000  PRN        SOLE                  5,500,000   0     0
GenCorp Inc                      CONVRT BOND    368682AL4  3,167   8,600,000  PRN        SOLE                  8,600,000   0     0
Hicks Acquisition Co Inc         WARRANT        429086127      7      90,000  SH         SOLE                     90,000   0     0
Iconix Brand Group Inc           CONVRT BOND    451055AB3  9,792  15,100,000  PRN        SOLE                 15,100,000   0     0
Inter-Atlantic Financial Inc     WARRANT        45890H118      5      95,800  SH         SOLE                     95,800   0     0
JA Solar Holdings Co Ltd         CONVRT BOND    466090AA5  3,747   6,995,000  PRN        SOLE                  6,995,000   0     0
L-1 Identity Solutions Inc       CONVRT BOND    50212AAB2  9,604  14,555,000  PRN        SOLE                 14,555,000   0     0
LDK Solar Co Ltd                 SPONSORED ADR  50183L107    431      67,999  SH         SOLE                     67,999   0     0
Lifetime Brands Inc              CONVRT BOND    53222QAB9    731   1,500,000  PRN        SOLE                  1,500,000   0     0
Maxtor Corp                      CONVRT BOND    577729AE6  9,357  14,500,000  PRN        SOLE                 14,500,000   0     0
Nash Finch Co                    CONVRT BOND    631158AD4  6,456  18,115,000  PRN        SOLE                 18,115,000   0     0
NCI Building Systems Inc         CONVRT BOND    628852AG0  4,638   7,900,000  PRN        SOLE                  7,900,000   0     0
NII Holdings Inc                 CONVRT BOND    62913FAF9 10,972  11,953,000  PRN        SOLE                 11,953,000   0     0
Palm Inc                         OPTIONS - PUT  696643955    430      50,000  SH     PUT SOLE                        500   0     0
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                                                                                                             VOTING AUTHORITY
                               TITLE OF                Value x  Shares /          Put/ Investment Other  -----------------------
    NAME OF ISSUER             CLASS        CUSIP       1000    Prn Amt   SH/PRN Call  Discretion Managers  Sole    Shared  None
--------------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corp               CONVRT BOND    707882AA4  5,368   9,000,000  PRN        SOLE                  9,000,000   0     0
Pixelworks Inc                   CONVRT BOND    72581MAB3 10,180  15,624,000  PRN        SOLE                 15,624,000   0     0
Playboy Enterprises Inc          CONVRT BOND    728117AB8  4,730   8,500,000  PRN        SOLE                  8,500,000   0     0
Quanta Services Inc              CONVRT BOND    74762EAE2  3,296   2,955,000  PRN        SOLE                  2,955,000   0     0
SAVVIS Inc                       CONVRT BOND    805423AA8  8,947  16,000,000  PRN        SOLE                 16,000,000   0     0
Secure America Acquisition Corp  WARRANT        81372L111      3     125,000  SH         SOLE                    125,000   0     0
Sirius XM Radio Inc              CONVRT BOND    82966UAD5  5,752  14,741,000  PRN        SOLE                 14,741,000   0     0
Suntech Power Holdings Co Ltd    CONVRT BOND    86800CAE4  3,937   8,000,000  PRN        SOLE                  8,000,000   0     0
Towerstream Corp                 COM            892000100    716     930,000  SH         SOLE                    930,000   0     0
Trina Solar Ltd                  CONVRT BOND    89628EAA2  4,858  11,000,000  PRN        SOLE                 11,000,000   0     0
Yingli Green Energy Holding Co   CONVRT BOND    98584BAA1 19,270  33,117,000  PRN        SOLE                 33,117,000   0     0

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